Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	$ 119,911		$ 105,824		$ 216,934	$ 212,755
Cost of revenue:
Platform commissions	(25,208)		(22,993)		(45,662)	(46,408)
Game operation cost	(14,221)		(12,395)		(27,860)	(25,208)
Other operating income	54		720		470	720
Selling and marketing expenses	(52,503)		(47,373)		(94,565)	(110,541)
General and administrative expenses	(9,016)		(8,571)		(16,770)	(16,130)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	(378)				(2)
Total costs and expenses	(101,272)		(90,612)		(184,389)	(197,567)
Profit from operations	18,639		15,212		32,545	15,188
Other financial income			0			0
Finance income	1,202		852		3,101	1,721
Finance expenses	(118)		(583)		(220)	(3,926)
Change in fair value of share warrant obligation and other financial instruments	213		405		100	265
Share of loss of equity-accounted associates	(1,715)		(186)		(1,715)	(2,073)
Profit before income tax	18,221		15,700		33,811	11,175
Income tax expense	(1,596)		(986)		(2,920)	(1,864)
Profit for the year net of tax	16,625	$ 24,000	14,714	$ (4,000)	30,891	9,311
Attributable to equity holders of the Company	16,625		14,714		30,891	9,311
Other comprehensive income
Items that are or may be reclassified subsequently to profit or loss	816		339		803	623
Foreign currency translation difference	800		394		869	761
Other	16		(55)		(66)	(138)
Total comprehensive income for the year, net of tax	17,441		15,053		31,694	9,934
Attributable to equity holders of the Company	$ 17,441		$ 15,053		$ 31,694	$ 9,934
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 0.92		$ 0.81		$ 1.7	$ 0.51
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 0.9		$ 0.81		$ 1.68	$ 0.5